Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (257.9)	$ (122.8)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	240.6	231.8
Restructuring, impairment, site closures and related costs	2.0	0.0
Amortization of favorable/unfavorable leasehold interests, net	3.7	3.1
Loss on extinguishment of debt and amortization of debt issuance costs and fees, net	10.1	5.8
Recovery of notes receivable from affiliate (Note 21)	0.0	(97.7)
Equity-based compensation	9.5	8.2
Change in fair value of warrant liabilities	25.5	0.0
Reversal of provision for doubtful accounts	(1.2)	(5.5)
Deferred income taxes	(48.2)	1.1
Non-cash interest expense, net	9.7	12.0
Changes in operating assets and liabilities, excluding impact of acquisitions and dispositions:
Accounts receivable	16.4	37.4
Prepaid and other current assets	3.6	15.0
Due from affiliates	0.0	0.8
Other assets	6.5	4.3
Accounts payable	(10.1)	(7.1)
Accrued expenses	(22.9)	10.2
Due to affiliates	(22.7)	(2.1)
Other liabilities	61.2	22.1
Net cash provided by operating activities	25.8	116.6
Cash flows from investing activities:
Purchases of property, plant and equipment	(77.5)	(83.2)
Amounts received from (advanced to) affiliate (Note 21)	117.1	(19.4)
Net cash provided by (used in) investing activities	39.6	(102.6)
Cash flows from financing activities:
Proceeds from issuance of long-term debt and other financing obligations	40.0	91.7
Proceeds from recapitalization, net of issuance costs	434.5	0.0
Proceeds from capital contributions		0.0
Capital contribution	5.2
Proceeds from sale-leaseback transaction	5.0	46.0
Repayment of long-term debt	(461.7)	(10.3)
Repayment of capital leases and other financing obligations	(62.1)	(36.4)
Capital redemption	(97.9)	0.0
Net cash (used in) provided by financing activities	(137.0)	91.0
Effect of foreign currency exchange rates on cash	3.3	2.7
Net (decrease) increase in cash	(68.3)	107.7
Cash at beginning of period	120.7	13.0
Cash at end of period	52.4	120.7
Supplemental cash flow information:
Cash paid for income taxes, net of refunds	4.5	3.6
Cash paid for interest	58.6	157.4
Non-cash purchases of property and equipment	$ 65.7	$ 55.3